Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net profit / (loss)	$ 2,228	$ 26	$ (1,004)
Average number of shares outstanding	392,719,453	392,792,602	392,555,569
Basic and diluted earnings per share	$ 5.67	$ 0.07	$ (2.56)